File Number: 333-62166
                                              Filed Pursuant to Rule 497(e)
                                              of the Securities Act of 1933



                                                           May 31, 2013


                        SUPPLEMENT TO THE PROSPECTUS FOR
              PIONEER GLOBAL AGGREGATE BOND FUND, DATED MARCH 1, 2013


The Board of Trustees of Pioneer Global Aggregate Bond Fund has approved certain changes to the fund's investment objective, strategies and portfolio management. As part of the changes, the fund will be able to invest to a greater extent in below investment grade securities. The fund will be renamed Pioneer Global Multisector Income Fund. The changes are effective as of August 1, 2013.

The following supplements the information presented in the prospectus:

FUND SUMMARY

The following replaces the sections titled "Investment objective" and "Principal investment strategies:"

INVESTMENT OBJECTIVE

High level of current income.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities of issuers located throughout the world. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such debt securities. Normally, the fund invests at least 40% of its net assets in issuers located outside of the United States, including emerging market issuers. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The adviser allocates the fund among three segments - or sectors - of the debt markets:

- Below investment grade (high yield or "junk bond") securities of U.S. and non-U.S. issuers
-     Investment grade securities of U.S. issuers
-     Investment grade securities of non-U.S. issuers

The adviser's allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the fund may have a substantial amount of its assets in any one of such segments.

The fund's portfolio consists of securities of corporate or government issuers located in at least three countries, one of which may be the United States.

The fund may invest up to 70% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent credit quality as determined by the adviser. Up to 20% of the fund's net assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The fund's investment in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities. Debt securities rated "D" are in default.

The fund may invest a substantial portion of its assets in mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities. Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. The fund may invest a portion of its assets in subordinated debt securities and event-linked bonds.

The fund may invest in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund's currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique. The fund may take long or short positions with respect to a particular currency through a derivative position, such as a forward foreign currency exchange contract.

The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, global monetary policy and the relative value of global currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The adviser also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. Pioneer actively manages the fund's currency exposures based on its analysis of the relative value of currencies, considering such factors as the global macroeconomic environment, global monetary policy and geopolitical factors. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

The fund may, but is not required to, use derivatives, such as credit default swaps, futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and bond and interest rate futures. The fund may use derivatives for a variety of purposes, including, as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.

The fund also may enter into credit default swaps, which can be used to acquire or to transfer the credit risk of a security without buying or selling the security.

The following supplements the section titled "Principal risks of investing in the fund:"

CURRENCY RISK. Because the fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the fund is subject to currency risk, meaning that the fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. To the extent that the fund enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets. The fund's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets, and the adviser's judgment regarding the direction of changes in currency exchange rates.

MANAGEMENT

The following replaces the section titled "Portfolio management."

PORTFOLIO MANAGEMENT	Kenneth J. Taubes, Executive Vice President and Head
                        of Portfolio Management, U.S. of Pioneer (portfolio manager of the fund since 2013), Andrew Feltus, Senior Vice President of Pioneer (portfolio manager of the fund since 2013), Charles Melchreit, Vice
                        President of Pioneer (portfolio manager of the fund since 2007), and Paresh Upadhyaya, Director of
                        Currency Strategy, U.S of Pioneer (portfolio manager of the fund since 2013).

MORE ON THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

The following replaces the sections titled "Investment objective" and "Principal investment strategies."

INVESTMENT OBJECTIVE

High level of current income.

The fund's investment objective may be changed without shareholder approval. The fund will provide at least 30 days' notice prior to implementing any change to its investment objective.


PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities of issuers located throughout the world. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such debt securities. Normally, the fund invests at least 40% of its net assets in issuers located outside of the United States, including emerging market issuers. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. Pioneer Investment Management, Inc. (Pioneer), the fund's investment adviser allocates the fund among three segments - or sectors - of the debt markets:

- Below investment grade (high yield or "junk bond") securities of U.S. and non-U.S. issuers
-     Investment grade securities of U.S. issuers
-     Investment grade securities of non-U.S. issuers

Pioneer's allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the fund may have a substantial amount of its assets in any one of such segments.

The fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in debt securities.

The fund's portfolio consists of securities of corporate or government issuers located in at least three countries, one of which may be the United States.

The fund may invest up to 70% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent credit quality as determined by Pioneer. Up to 20% of the fund's net assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer. The fund's investment in debt securities rated below investment grade may include debt securities rated "D" or better, or comparable unrated securities. Debt securities rated "D" are in default.

The fund may invest a substantial portion of its assets in mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities. Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. The fund may invest a portion of its assets in subordinated debt securities and event-linked bonds.

The fund may invest in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of Pioneer. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund's currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique. The fund may take long or short positions with respect to a particular currency through a derivative position, such as a forward foreign currency exchange contract.

Pioneer considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, global monetary policy and the relative value of global currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. Pioneer actively manages the fund's currency exposures based on its analysis of the relative value of currencies, considering such factors as the global macroeconomic environment, global monetary policy and geopolitical factors. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund may use derivatives for a variety of purposes, including:

- As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
-     As a substitute for purchasing or selling securities
- To attempt to increase the fund's return as a non-hedging strategy that may be considered speculative
- To manage portfolio characteristics (for example, the duration or credit quality of the fund's portfolio)

The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

The fund also may enter into credit default swaps, which can be used to acquire or to transfer the credit risk of a security without buying or selling the security.

MORE ON THE RISKS OF INVESTING IN THE FUND

The following supplements the section titled "Principal investment risks:"

CURRENCY RISK. Because the fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the fund is subject to currency risk, meaning that the fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. To the extent that the fund enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets. The fund's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets, and the adviser's judgment regarding the direction of changes in currency exchange rates.

MANAGEMENT

The following replaces the section titled "Portfolio management."

PORTFOLIO MANAGEMENT

Day-to-day management of the fund's portfolio is the responsibility of Kenneth J. Taubes. Mr. Taubes is supported by portfolio managers Andrew Feltus, Charles Melchreit and Paresh Upadhyaya and the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Taubes, Executive Vice President and Chief Investment Officer, U.S. of Pioneer, is responsible for overseeing the U.S. and global fixed income teams. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Mr. Taubes has served as portfolio manager of the fund since 2013. Mr. Feltus, Senior Vice President, joined Pioneer in 1994 and has served as a portfolio manager of the fund since 2013. Mr. Melchreit, Vice President, joined Pioneer in 2006 and has served as a portfolio manager of the fund since 2007. Mr. Upadhyaya, Director of Currency Strategy, U.S of Pioneer, joined Pioneer in 2011. Prior to joining Pioneer he was Head of G10 FX Strategy at Bank of America-Merrill Lynch from 2010 to 2011. From 1993 to 2010, Mr. Upadhyaya was a portfolio manager at Putnam Investments. Mr. Upadhyaya has served as portfolio manager of the fund since 2013.



                                                               26783-00-0513
                                    (c) 2013 Pioneer Funds Distributor, Inc.
                             Underwriter of Pioneer mutual funds Member SIPC